Loss Per Share - Shares excluded from computation (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	573,559,135	100,421,998
Share options [Member]
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	112,649,035	100,421,998
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total Anti-Dilutive Share Equivalents	460,910,100